Unico American Corporation
23251 Mulholland  Drive
Woodland Hills, CA  91364
(818) 591-9800   FAX (818) 591-9822


March 29, 2005

Securities and Exchange Commission
450 West Fifth Street, N.W.
Washington, D.C.  20459

Dear Sir or Madam:

On behalf of Unico American Corporation, I hereby transmit for filing, the company's Form 10-K for the fiscal year ended December 31, 2004.

The financial statements included in the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices or in the method of applying any such principles or practices.

Sincerely,


/s/  Lester A. Aaron
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Treasurer, Chief Financial Officer